SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Allowances for doubtful accounts	$ 443,858	$ 690,065
Cash, Uninsured Amount	$ 262,885
PRC Income Tax Rate	25.00%
PRC Business Tax Rate	5.00%
PRC Business Tax, City Construction Tax Rate	7.00%
PRC Business Tax, Education Surcharges Rate	3.00%
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	66,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	139,032
Sino - China [Member]
Net Income Percentage	90.00%